INVESTMENTS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
INVESTMENTS	INVESTMENTS
The Plan’s investments are held in bank-administered trust funds. The custodial trustee of the Plan is Delaware Charter Guarantee & Trust Company, conducting business as Principal Trust Company.
The Plan’s investments (including investments bought, sold, or held throughout the year) appreciated in value during the year ended December 31, 2025 as follows:

McCormick & Company, Incorporated common stock fund	$(14,814,310)
Mutual funds	41,520,096
Pooled, common and collective funds at net asset value	84,580,445
Total	$111,286,231

Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term, and that such changes could materially affect participants’ account balances and the amounts reported in the accompanying Statements of Net Assets Available for Benefits.
Fair Value Measurements
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2
Inputs to the valuation methodology include:
•Quoted prices for similar assets or liabilities in active markets;
•Quoted prices for identical or similar assets or liabilities in inactive markets;
•Inputs other than quoted prices that are observable for the asset or liability; and
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used as of December 31, 2025 and 2024.
Common Stocks: Valued at the closing price reported on the active market on which the individual securities are traded.
Pooled, common and collective funds: Valued at NAV of the underlying investments used as a practical expedient to estimate fair value. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. The investment objectives and underlying investments of the collective trusts vary, as described below.
The Galliard Stable Return Fund PI seeks safety of principal and consistency of returns by investing in fixed income portfolios wrapped by stable value fully benefit responsive contracts. Redemptions require a 12-month notice period.
The Russell Small Mid Cap Index Class II Fund and William Blair Small-Mid Cap Core Collective Investment Trust seek to provide long-term capital growth by investing in a diversified portfolio of small and mid-cap U.S. equities. Redemptions are permitted daily with a one-day notice period.
The T. Rowe Price Structured Research Trust F CIT seeks to approximate the risk and return characteristics of the S&P 500 Index by investing in a diversified portfolio of large-cap U.S. equities. Redemptions are permitted daily with a one-day notice period.
The Vanguard Target Trusts seek to provide long-term capital growth and income by investing in a mix of U.S. and international stock and bond funds with asset allocations gradually growing more conservative as they reach their target dates. Redemptions are permitted daily with a one-day notice period.
Mutual Funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open end mutual funds that are registered with the U.S. Securities and Exchange Commission (SEC). These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
At December 31, 2025 and 2024, the Plan had no financial assets that were subject to a level 2 or level 3 fair value measurement. The following table sets forth the fair value of the Plan’s Level 1 assets, within the fair value hierarchy, as well as the pooled, common and collective funds that are valued at net asset value, as of December 31, 2025 and 2024:

	Assets at Fair Value as of
	December 31, 2025	December 31, 2024
Mutual funds:
Equity funds	$255,579,504	$217,898,511
Bond funds	33,019,340	30,157,030
McCormick & Company, Incorporated common stock fund	124,767,937	155,733,559
Total Level 1 assets in the fair value hierarchy	$413,366,781	$403,789,100
Pooled, common and collective funds(a)	619,812,795	534,877,219
Total Investments at fair value	$1,033,179,576	$938,666,319
(a)In accordance with Subtopic 820-10 of ASC 820 Fair Value Measurement, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.